Note 12 - Other Assets (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Other Assets [Table Text Block]
	December 31
	2012	2011

Deferred charges	$1,353	$2,513
Land use rights	1,207	1,236
Refundable deposits	789	706
Deferred income tax assets - noncurrent	125	159
	$3,474	$4,614